Reversal of (provision for) credit loss allowance - Summary of provision for allowance for credit loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	₩ (1,296,335)	₩ (984,234)	₩ (1,382,179)
Allowance provided (reversed) for credit loss	(1,292,296)	(974,685)	(1,382,179)
Loans at amortized cost net category
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(1,244,424)	(907,070)	(1,290,695)
Others
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(32,779)	(52,162)	(33,785)
Securities at fair value through other comprehensive income
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	0	(19,697)	(3,829)
Allowance provided (reversed) for credit loss	3,748
Unused credit line and financial guarantee
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	(19,132)	0	(52,795)
Allowance provided (reversed) for credit loss	4,039	9,549	0
Securities at amortized cost
Provision for allowance for credit loss [Line Items]
Provision for (reversal of) allowance	0	₩ (5,305)	₩ (1,075)
Allowance provided (reversed) for credit loss	₩ 291